Accounting policies and statement of compliance - Disclosure of Depreciation Periods (Details)	12 Months Ended
Dec. 31, 2024
Buildings and improvements on buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	20 years
Buildings and improvements on buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	40 years
Installations | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	5 years
Installations | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	20 years
Technical installations and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	8 years
Equipment and office furniture
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	5 years
Computers and IT equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation period, property, plant and equipment	3 years